INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	March 31, 2022	September 30, 2021
	(Unaudited)
Land use rights	$483,330	$474,731
Less: accumulated amortization	(67,306)	(63,675)
Land use rights, net	$416,024	$411,056

Amortization expense was $2,467 and $2,176 for the six months ended March 31, 2022 and 2021, respectively. Estimated future amortization expense for intangible assets is as follows:

Twelve months ending March 31,	Amortization expense

2023	$10,019
2024	10,019
2025	10,019
2026	10,019
2027	10,019
Thereafter	365,929
Total	$416,024

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS